Impairment charges net of reversals - Summary of impairment charges (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		$ (269)	$ (1,243)	$ (3,487)
Impairment charges, tax		72
Impairment charges, non-controlling interests		0	0	1,506
Total impairment charges net of reversals in the income statement		(197)	(1,115)	(1,658)
Impairment charges of consolidated balances		(269)	(904)	(3,487)
Impairment charges related to EAUs (pre-tax)		0	(368)	0
Total impairment charges net of reversals		(269)	(1,272)	(3,487)
Taxation (including related to EAUs)		72	157	323
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(4)	(1)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		(269)	(900)	(3,486)
Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(339)	0
Aluminium | Kitimat
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		(269)	0	0
Impairment charges, tax		72
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		(197)
Aluminium | Pacific Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(489)	0
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Aluminium | Sohar
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(220)	0
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Aluminium | Sohar | Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges of consolidated balances	$ 220
Aluminium | ISAL
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(93)	(109)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Aluminium | Yarwun Alumina Refinery
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	0	(1,138)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Minerals | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(441)	0
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Copper | Oyu Tolgoi
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	$ 0	$ (2,240)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		$ 0